Preferred Stock (Details) - $ / shares	Sep. 30, 2015	Sep. 30, 2014
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Washington Gas Light Company
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	0	$ 0
Series One [Member] | Washington Gas Light Company
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 4.80
Preferred Stock, Shares Outstanding (in shares)	150,000
Preferred Stock, Liquidation Preference Per Share Involuntary (in dollars per share)	$ 100
Preferred Stock Liquidation Preference Voluntary (in dollars per share)	101
Preferred Stock, Redemption Price Per Share (in dollars per share)	101
Series Two [Member] | Washington Gas Light Company
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 4.25
Preferred Stock, Shares Outstanding (in shares)	70,600
Preferred Stock, Liquidation Preference Per Share Involuntary (in dollars per share)	$ 100
Preferred Stock Liquidation Preference Voluntary (in dollars per share)	105
Preferred Stock, Redemption Price Per Share (in dollars per share)	105
Series Three [Member] | Washington Gas Light Company
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 5.00
Preferred Stock, Shares Outstanding (in shares)	60,000
Preferred Stock, Liquidation Preference Per Share Involuntary (in dollars per share)	$ 100
Preferred Stock Liquidation Preference Voluntary (in dollars per share)	102
Preferred Stock, Redemption Price Per Share (in dollars per share)	$ 102